Cash and cash equivalents	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
3.	Cash and cash equivalents

	As of March 31,	As of December 31
	2026	2025
	USD	USD

Cash in bank	2,507,268	1,931,174
Total	2,507,268	1,931,174

Core AI Holdings, Inc. And Its Subsidiary

Notes to The Unaudited Condensed Interim Consolidated Financial Statements

As At And For The Three Month Period Ended March 31, 2026 and March 31, 2025